Goodwill And Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets, Net	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

A.    COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	Weighted average useful lives
		December 31,
		2017	2016
Original cost :
Technology	11	$244,352	$234,081
Customer relations	12	114,696	169,695
Trademarks and other	14	160,917	161,019
		519,965	564,795
Accumulated amortization:
Technology		191,866	172,649
Customer relations		89,982	157,179
Trademarks and other		132,429	125,566
		414,277	455,394
Amortized cost		$105,688	$109,401

B.	AMORTIZATION EXPENSES

Amortization expenses amounted to $28,568, $41,160 and $48,115 for the years ended December 31, 2017, 2016 and 2015, respectively.

C.	AMORTIZATION EXPENSES FOR FIVE SUCCEEDING YEARS

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

2018		$29,056
2019		27,152
2020		22,317
2021		7,734
2022	and after	19,429
		105,688

D.    CHANGES IN GOODWILL

Changes in goodwill during 2017 were as follows:

2017
Balance, at January 1	$616,997
Additions (1)	26,012
Net translation differences (2)	3,706
Balance, at December 31	$646,715

(1)	See Note 1(C).
(2)
Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.